SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment $ / shares shares	Dec. 31, 2021 CNY (¥) segment shares	Dec. 31, 2021 GBP (£) segment shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Apr. 01, 2021	Jan. 04, 2019 $ / shares	Dec. 26, 2018 USD ($) $ / shares
Product Information [Line Items]
Restricted cash	$ 947,779			$ 1,134,166
Number of operating segment | segment	1	1	1
Percentage of total revenues	99.00%	99.00%	99.00%	98.20%	97.10%
Additional paid in capital	$ 6,845,394			$ 6,845,394
Marketing and advertising expenses	0			42,493	$ 79,535
Accrued interest and penalties	0			0	0
Interest and penalties	$ 0			$ 0	$ 0
Weighted average ordinary shares - diluted | shares	11,675,216	11,675,216	11,675,216	11,652,882	11,640,661
Foreign currency transaction gain (loss)	$ (14,402)			$ (31,109)	$ 12,072
Financial services compensation scheme | £			£ 85,000
Maximum insured bank deposit	78,710	¥ 500,000
Total unprotected cash in bank	$ 2,268,000			$ 5,821,000
Issuance of ordinary shares | shares	11,675,216			11,675,216
Underwriter's warrants outstanding | shares	126,082
Underwriter's warrants exercisable price | $ / shares	$ 6.25
Share price | $ / shares	$ 1.78			$ 4.20
Income from manage of rental property	$ 19,469
Standard VAT (as percent)	20.00%	20.00%	20.00%
Rate of corporation tax	19.00%
United Kingdom
Product Information [Line Items]
Financial services compensation scheme	$ 114,600
Total unprotected cash in bank	$ 2,913,000			$ 0
China
Product Information [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
China | Chinas
Product Information [Line Items]
Uniform tax rate	25.00%	25.00%	25.00%
Rate of corporation tax						19.00%
Xishe Xianglin (Tianjin) Business Operation & Management Co., Ltd.
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%			49.00%	49.00%
Mansions Estate
Product Information [Line Items]
Noncontrolling interest, ownership percentage by noncontrolling owners	49.00%
Tianjin
Product Information [Line Items]
Percentage of agency revenue	75.00%	75.00%	75.00%	65.00%	83.00%
Chengdu
Product Information [Line Items]
Percentage of agency revenue	23.00%	23.00%	23.00%	30.00%	5.00%
Yangzhou
Product Information [Line Items]
Percentage of agency revenue	0.00%	0.00%	0.00%	2.00%	3.00%
Suzhou
Product Information [Line Items]
Percentage of agency revenue	2.00%	2.00%	2.00%	3.00%	9.00%
Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenues	67.00%	67.00%	67.00%	61.00%	58.00%
IPO
Product Information [Line Items]
Deferred offering costs								$ 2,103,816
Share price | $ / shares							$ 5	$ 5
Consulting Services
Product Information [Line Items]
Revenue from contact with customers	$ 38,746			$ 103,140	$ 155,217
Minimal property management, consulting | Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenue	0.40%	0.40%	0.40%	0.00%	0.00%
other services | Major Customers | Net revenue
Product Information [Line Items]
Percentage of total revenue	0.90%	0.90%	0.90%	1.80%	2.90%
Subsidiaries and Consolidated Variable Interest Entities
Product Information [Line Items]
Applicable value added tax rates	6.00%	6.00%	6.00%